CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Parenthetical) (Details 2) - Syndicated Loan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Condensed Cash Flow Statements, Captions [Line Items]
Debt Instrument, Face Amount		$ 150,000,000
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Debt Instrument, Face Amount	$ 150,000,000	$ 150,000,000
Proceeds from Issuance of Long-term Debt	$ 150,000,000